Liabilities and assets under insurance contracts and reinsurance assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	€ 765	€ 1,117	€ 652
Reinsurance ceded	(324)	(341)	(331)
Total (balance payable)	441	776	321
Unearned premiums and unexpired risks
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	52	50	61
Reinsurance ceded	(47)	(41)	(46)
Total (balance payable)	5	9	15
Life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	227	483	159
Reinsurance ceded	(163)	(151)	(138)
Total (balance payable)	64	332	21
Life Insurance Unearned Premiums And Risks [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	140	100	76
Reinsurance ceded	(127)	(96)	(76)
Total (balance payable)	13	4
Life Insurance Mathematical Provisions [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	87	383	83
Reinsurance ceded	(36)	(55)	(62)
Total (balance payable)	51	328	21
Claims outstanding
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	397	423	358
Reinsurance ceded	(86)	(115)	(98)
Total (balance payable)	311	308	260
Bonuses and rebates
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	20	29	19
Reinsurance ceded	(9)	(11)	(8)
Total (balance payable)	11	18	11
Other technical provisions
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	69	132	55
Reinsurance ceded	(19)	(23)	(41)
Total (balance payable)	€ 50	€ 109	€ 14